Intangible Assets, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, net
Purchased software	$ 534,428	$ 541,159
Less: Accumulated amortization	(534,428)	(525,534)
Intangible Assets, net		15,625
Amortization of intangible assets	15,589	$ 73,151	$ 145,815
Estimated amortization expenses of the existing intangible assets for each of the five years
Estimated amortization of intangible assets, year one	0
Estimated amortization of intangible assets, year two	0
Estimated amortization of intangible assets, year three	0
Estimated amortization of intangible assets, year four	0
Estimated amortization of intangible assets, year five	0
Estimated amortization of intangible assets, after year five	$ 0